Segment Information - Segment Information for the Operating Segments (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [Line Items]
Revenue	¥ 3,239,167	¥ 2,614,349	¥ 1,933,836
Depreciation, depletion and amortisation	(238,036)	(231,269)	(213,875)
Including: Impairment losses of property, plant and equipment	(22,395)	(26,471)	(15,367)
Profit/(loss) from operations	216,660	161,153	75,937
Finance costs:
Exchange gain	23,772	13,377	14,387
Exchange loss	(25,590)	(12,839)	(14,279)
Interest income	4,738	2,984	3,023
Interest expense	(21,554)	(19,739)	(26,528)
Total net finance costs	(18,634)	(16,217)	(23,397)
Share of profit / (loss) of associates and joint ventures	15,251	13,267	3,533
Profit before income tax expense	213,277	158,203	56,073
Income tax expense	(49,295)	(43,507)	(22,588)
Profit for the year	163,982	114,696	33,485
Other assets	31,806	17,014	17,361
Investments in associates and joint ventures	269,569	265,785	250,603
Assets	2,673,485	2,502,262	2,488,126
Capital expenditures	274,307	251,178	246,493
Liabilities	1,135,632	1,093,393	1,121,505
Other liabilities	74,530	103,412	80,104
Oil, gas and new energy resource [member]
Disclosure of operating segments [Line Items]
Revenue	151,433	116,629	93,137
Depreciation, depletion and amortisation	(182,989)	(175,329)	(150,849)
Including: Impairment losses of property, plant and equipment	(17,090)	(20,218)	(15,364)
Profit/(loss) from operations	165,748	68,452	23,092
Finance costs:
Share of profit / (loss) of associates and joint ventures	4,765	2,633	(616)
Investments in associates and joint ventures	46,053	44,289	41,461
Capital expenditures	221,592	178,259	186,620
Refining, chemicals and new materials [member]
Disclosure of operating segments [Line Items]
Revenue	337,024	324,954	282,108
Depreciation, depletion and amortisation	(27,265)	(28,466)	(23,893)
Including: Impairment losses of property, plant and equipment	(3,394)	(4,681)
Profit/(loss) from operations	40,570	49,740	(1,834)
Finance costs:
Share of profit / (loss) of associates and joint ventures	37	68	(24)
Investments in associates and joint ventures	2,205	1,966	1,289
Capital expenditures	41,771	54,487	21,810
Marketing [member]
Disclosure of operating segments [Line Items]
Revenue	2,251,392	1,772,577	1,221,030
Depreciation, depletion and amortisation	(20,563)	(20,338)	(17,833)
Including: Impairment losses of property, plant and equipment	(1,231)	(1,396)	(3)
Profit/(loss) from operations	14,374	13,277	(2,906)
Finance costs:
Share of profit / (loss) of associates and joint ventures	(195)	680	(728)
Investments in associates and joint ventures	17,829	19,020	18,239
Capital expenditures	5,069	10,982	16,294
Natural gas sales [member]
Disclosure of operating segments [Line Items]
Revenue	497,055	397,496	335,334
Depreciation, depletion and amortisation	(5,329)	(5,288)	(19,475)
Including: Impairment losses of property, plant and equipment	(680)	(176)
Profit/(loss) from operations	12,957	43,965	72,410
Finance costs:
Share of profit / (loss) of associates and joint ventures	8,323	7,570	2,128
Investments in associates and joint ventures	169,903	169,611	160,730
Capital expenditures	4,936	6,750	21,143
Head office and other [member]
Disclosure of operating segments [Line Items]
Revenue	2,263	2,693	2,227
Depreciation, depletion and amortisation	(1,890)	(1,848)	(1,825)
Profit/(loss) from operations	(16,989)	(14,281)	(14,825)
Finance costs:
Share of profit / (loss) of associates and joint ventures	2,321	2,316	2,773
Investments in associates and joint ventures	33,579	30,899	28,884
Capital expenditures	939	700	626
Operating segments [member]
Disclosure of operating segments [Line Items]
Revenue	5,390,453	4,254,284	3,177,433
Finance costs:
Assets	4,354,242	4,108,815	4,201,490
Liabilities	1,955,634	1,794,225	1,932,109
Operating segments [member] | Oil, gas and new energy resource [member]
Disclosure of operating segments [Line Items]
Revenue	929,279	688,334	530,807
Finance costs:
Assets	1,457,543	1,391,129	1,452,554
Liabilities	581,261	550,365	658,521
Operating segments [member] | Refining, chemicals and new materials [member]
Disclosure of operating segments [Line Items]
Revenue	1,164,596	974,972	774,775
Finance costs:
Assets	482,452	457,914	432,022
Liabilities	243,417	199,159	186,332
Operating segments [member] | Marketing [member]
Disclosure of operating segments [Line Items]
Revenue	2,771,894	2,170,062	1,497,533
Finance costs:
Assets	596,463	520,938	489,984
Liabilities	404,991	349,609	321,460
Operating segments [member] | Natural gas sales [member]
Disclosure of operating segments [Line Items]
Revenue	519,211	417,022	370,771
Finance costs:
Assets	171,643	164,934	195,353
Liabilities	135,361	128,490	192,456
Operating segments [member] | Head office and other [member]
Disclosure of operating segments [Line Items]
Revenue	5,473	3,894	3,547
Finance costs:
Assets	1,646,141	1,573,900	1,631,577
Liabilities	590,604	566,602	573,340
Intersegment elimination [member]
Disclosure of operating segments [Line Items]
Revenue	(2,151,286)	(1,639,935)	(1,243,597)
Finance costs:
Assets	(1,982,132)	(1,889,352)	(1,981,328)
Liabilities	(894,532)	(804,244)	(890,708)
Intersegment elimination [member] | Oil, gas and new energy resource [member]
Disclosure of operating segments [Line Items]
Revenue	(777,846)	(571,705)	(437,670)
Intersegment elimination [member] | Refining, chemicals and new materials [member]
Disclosure of operating segments [Line Items]
Revenue	(827,572)	(650,018)	(492,667)
Intersegment elimination [member] | Marketing [member]
Disclosure of operating segments [Line Items]
Revenue	(520,502)	(397,485)	(276,503)
Intersegment elimination [member] | Natural gas sales [member]
Disclosure of operating segments [Line Items]
Revenue	(22,156)	(19,526)	(35,437)
Intersegment elimination [member] | Head office and other [member]
Disclosure of operating segments [Line Items]
Revenue	¥ (3,210)	¥ (1,201)	¥ (1,320)